Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 segment
Summary of Significant Accounting Policies [line items]
Intangible assets, useful lives or amortisation rates	30.00%
Number of reportable segments	2
Stock option, vesting percentage per year	25.00%
Stock options period, initial vesting	1 year
Stock options period, after initial vesting period	3 years
Stock options, expiration period	10 years
Restricted stock vesting period	3 years
Top of Range [member]
Summary of Significant Accounting Policies [line items]
Warranty period	2 years